Share Based Compensation - Non Vested Share Awards (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number Of Shares
Non-vested, December 31, 2012	532,333
Granted	34,000
Vested	(35,998)
Non-vested, June 30, 2013	530,335
Weighted Average Fair Value
Non-vested, December 31, 2012	$ 8.43
Granted	$ 6.11
Vested	$ 11.027
Non-vested, June 30, 2013	$ 8.143